Exhibit 99.1

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Stonebriar Commercial Finance LLC 5601 Granite Parkway, Suite 1350 Plano, Texas 75024	28 September 2023

Re:	Granite Park Equipment Leasing 2023-1 LLC

Equipment Contract Backed Notes, Series 2023-1 (the “Notes”)

Contract Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by Stonebriar Commercial Finance LLC (the “Servicer” or “Originator”), Granite Park Finance Holdings I LLP (the “Sponsor”), Granite Park Equipment Leasing 2023-1 LLC (the “Issuer”), BofA Securities, Inc. (“BofA Securities”) and BNP Paribas Securities Corp. (“BNP Paribas Securities,” together with the Originator, Sponsor, Issuer and BofA Securities, the “Specified Parties”), for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to a pool of equipment lease contracts and equipment loan contracts (collectively, the “Contracts”) relating to the Issuer’s securitization transaction. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Servicer, on behalf of the Issuer, provided us with:

a.	Electronic data files:

i.

Labeled “GPSCF 7_31_23 (8-9-23)vEYsent.xlsx” and the corresponding record layout and decode information, as applicable (the “Base First Preliminary Data File”), that the Servicer, on behalf of the Issuer, indicated contains information relating to certain equipment lease contracts and equipment loan contracts (collectively, the “Base Initial Preliminary Contracts”) as of 31 July 2023 or the date in August 2023 on which the Servicer, acquired or funded the Base Initial Preliminary Contract (collectively, the “Initial Cut-Off Date”) that are expected to be representative of the Contracts and

ii.

Labeled “GPSCF 7_31_23 (Tape 2)vEYsent.xlsx” and the corresponding record layout and decode information, as applicable (the “Second Preliminary Data File,” together with the Base First Preliminary Data File, the “Provided Data Files”), that the Servicer, on behalf of the Issuer, indicated contains information relating to certain equipment lease contracts and equipment loan contracts (collectively, the “Subsequent Preliminary Contracts”) as of the Initial Cut-Off Date that are expected to be representative of the Contracts,

b.	Imaged copies of:

i.

The loan and security agreement, promissory note, lease agreement, master lease agreement, specification of assigned lease receivables, contribution agreement, security agreement, charter agreement, participation agreement, certificate of acceptance, transfer and assumption agreement, payment schedule, lease schedule, equipment schedule, amortization schedule, schedule A, amendment(s), addendum(s) or other related documents (as applicable and collectively, the “Contract Agreement”),

ii.	Certain printed screen shots from the Servicer’s servicing system (the “System Screen Shots”) and

iii.	An operating lease proforma report (the “Proforma Report,” together with the Contract Agreement and System Screen Shots, the “Source Documents”)

that the Servicer, on behalf of the Issuer, indicated relate to the Preliminary Contracts (as defined in Attachment A),

c.	The list of relevant characteristics on the Preliminary Data File (as defined in Attachment A) (the “Compared Characteristics”), which is shown on Exhibit 1 to Attachment A, and

d.	Instructions, assumptions and methodologies, which are described in Attachment A.

For the purpose of the procedures described in this report, certain information contained on the Preliminary Data File is the “Subject Matter” as of the date of this report.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Issuer is responsible for the Subject Matter, Provided Data Files, Source Documents, Compared Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Provided Data Files, Source Documents, First Preliminary Data File (as defined in Attachment A) or any other information provided to us, or that we were instructed to obtain, as applicable, by the Servicer, on behalf of the Issuer, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to (a) the existence of the Base Initial Preliminary Contracts, Subsequent Preliminary Contracts, Initial Preliminary Contracts (as defined in Attachment A), Preliminary Contracts or Contracts, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Servicer, on behalf of the Issuer, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or

b.	Making any findings with respect to:

i.	Whether the origination of the Contracts conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria or other requirements,

ii.	The value of the collateral securing the Contracts,

iii.	Whether the originator(s) of the Contracts complied with federal, state or local laws or regulations or

iv.

Any other factor or characteristic of the Contracts that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Depositor and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

28 September 2023

Attachment A

Procedures performed and our associated findings

1.

For each equipment lease contract and equipment loan contract on the Base First Preliminary Data File and Subsequent Preliminary Data File, we compared the identification numbers (the “Lease Numbers”), as shown on the Base First Preliminary Data File, to the Lease Numbers, as shown on the Subsequent Preliminary Data File, and noted that each Lease Number is unique.

2.

As instructed by the Servicer, on behalf of the Issuer, we removed the Base Initial Preliminary Contract with the Lease Number of “517-0001354-402” from the Base First Preliminary Data File. The Base First Preliminary Data File, as adjusted, is hereinafter referred to as the “First Preliminary Data File” and the equipment lease contracts and equipment loan contracts on the First Preliminary Data File are referred to as the “Initial Preliminary Contracts.”

3.

As instructed by the Servicer, on behalf of the Issuer, we combined the information on the First Preliminary Data File and Second Preliminary Data File. The First Preliminary Data File and Second Preliminary Data File, as combined, are hereinafter referred to as the “Preliminary Data File.” The Servicer, on behalf of the Issuer, instructed us that the equipment lease contracts and equipment loan contracts on the Preliminary Data File are hereinafter referred to as the “Preliminary Contracts” and are expected to be representative of the Contracts.

For the purpose of the procedures described in this report, the Preliminary Contracts on the Preliminary Data File are referred to as Contract Numbers 1 through 35.

4.

For each Preliminary Contract on the Preliminary Data File, we compared the Compared Characteristics listed on Exhibit 1 to Attachment A, as shown on the Preliminary Data File, to the corresponding information located in, or to the corresponding information we recalculated using information located in, the Source Documents, subject to the instructions, assumptions and methodologies provided by the Servicer, on behalf of the Issuer, described in the notes to Exhibit 1 to Attachment A. The Source Document(s) that we were instructed by the Servicer, on behalf of the Issuer, to use for each Compared Characteristic are shown on Exhibit 1 to Attachment A. All such compared information was in agreement.

Exhibit 1 to Attachment A

Compared Characteristics and Source Documents

Compared Characteristic	Preliminary Data File Field Name	Source Document(s)	Note(s)

Lease Number	CONTRACTNUMBER	Contract Agreement or System Screen Shots	i., vi.

Customer name	CUSTNAME	Contract Agreement	ii., iii.

Contract type	Contract Type	Contract Agreement	iv.

Commencement date	Commencement Date	Contract Agreement or System Screen Shots	ii., v., vi.

Contract term	CONTRACT_TERM	Contract Agreement or System Screen Shots	ii., vi., vii., xiv.

Termination date	TERMDATE	(a) Contract Agreement or System Screen Shots or (b) Contract Agreement and/or System Screen Shots and recalculation	ii., vi., viii.

Billing cycle	Billing Cycle	Contract Agreement or System Screen Shots	ii., vi., ix.

State	CUST_STATE	Contract Agreement or System Screen Shots	vi., x.

Balloon amount	Balloon Payment	Contract Agreement and/or System Screen Shots and recalculation	ii., vi., xi.

Interest rate	Yield	(a) Contract Agreement or System Screen Shots or (b) System Screen Shots and recalculation	ii., vi., xii.

Last payment date	LAST_PYMT_DATE	System Screen Shots	xiii., xiv.

Residual	Residual	System Screen Shots or Proforma Report	ii., vi., xv.

Payments remaining	Payments Remaining to be Received	(a) System Screen Shots or (b) Contract Agreement and/or System Screen Shots and recalculation	ii., vi., xvi.

Industry (SIC description)	SIC_DESC	System Screen Shots	iii.

SIC code	SIC_CODE	System Screen Shots	xvii.

Country	Country	Contract Agreement or System Screen Shots	ii., vi.

Exhibit 1 to Attachment A

Notes:

i.

For identification purposes only. For each Preliminary Contract that the Servicer, on behalf of the Issuer, indicated has not yet been sold to the Issuer, the Servicer, on behalf of the Issuer, instructed us not to compare the Lease Number Compared Characteristic.

ii.

For the purpose of comparing the indicated Compared Characteristics for each Preliminary Contract, the applicable Source Document(s) may contain conflicting information relating to such Compared Characteristic. The Servicer, on behalf of the Issuer, instructed us to note agreement if the information on the Preliminary Data File agreed to any of the information in the corresponding Source Document(s). We performed no procedures to reconcile any conflicting information that exists in the Source Document(s) for the indicated Compared Characteristics.

iii.

For the purpose of comparing the indicated Compared Characteristics for each Preliminary Contract, the Servicer, on behalf of the Issuer, instructed us to ignore differences that are due to abbreviations, truncations or punctuation (and in accordance with any other applicable notes).

Exhibit 1 to Attachment A

Notes: (continued)

iv.

For each Preliminary Contract with a contract type of “RA,” as shown on the Preliminary Data File (each, a “Revolving Account Contract”), the Servicer, on behalf of the Issuer, instructed us not to compare the contract type Compared Characteristic.

For the purpose of comparing the contract type Compared Characteristic for each remaining Preliminary Contract (each, a “Non-Revolving Account Contract”) (except for the Non-Revolving Account Contracts with a customer name beginning with “PMC,” as shown on the Preliminary Data File (each, a “PMC Contract”)), the Servicer, on behalf of the Issuer, instructed us to note agreement if the contract type, as shown on the Preliminary Data File, agreed with the corresponding contract type, as shown in the Contract Agreement, in accordance with the decode table shown below:

Preliminary Data File Value	Source Document Value
CS	Loan
LP	Lease
TL	Lease
XX	Lease

For each PMC Contract, the Servicer, on behalf of the Issuer, instructed us not to compare the contract type Compared Characteristic.

v.

For the purpose of comparing the commencement date Compared Characteristic for each Non-Revolving Account Contract, the Servicer, on behalf of the Issuer, instructed us to use the Contract Agreement or System Screen Shots as the Source Document (as applicable and subject to the additional instruction(s) described in the succeeding paragraph(s) of this note and in accordance with any other applicable notes).

For the purpose of comparing the commencement date Compared Characteristic for each Revolving Account Contract, the Servicer, on behalf of the Issuer, instructed us to use the 1st interest date or commencement, as shown in the System Screen Shots (subject to the additional instruction(s) described in the succeeding paragraph(s) of this note and in accordance with any other applicable notes).

For the purpose of comparing the commencement date Compared Characteristic for each Preliminary Contract, the Servicer, on behalf of the Issuer, instructed us to ignore differences of +/- 2 days or less.

Exhibit 1 to Attachment A

Notes: (continued)

vi.

For the purpose of comparing the indicated Compared Characteristics for each Preliminary Contract, the Servicer, on behalf of the Issuer, provided one or more of the indicated Source Documents. The Servicer, on behalf of the Issuer, instructed us to note agreement if the information on the Preliminary Data File agreed to the corresponding information in at least one such Source Document (and in accordance with any other applicable notes). We performed no procedures to reconcile any differences that may exist between various Source Documents for the indicated Compared Characteristics.

vii.	For each Revolving Account Contract, the Servicer, on behalf of the Issuer, instructed us not to compare the contract term Compared Characteristic.

For the purpose of comparing the contract term Compared Characteristic for each Non-Revolving Account Contract, the Servicer, on behalf of the Issuer, instructed us to ignore any renewal term, if applicable, as shown on the Contract Agreement or System Screen Shots (as applicable and in accordance with any other applicable notes).

viii.	For each Revolving Account Contract, the Servicer, on behalf of the Issuer, instructed us not to compare the termination date Compared Characteristic.

For the purpose of comparing the termination date Compared Characteristic for each Non-Revolving Account Contract (except for the Non-Revolving Account Contracts indicated in the succeeding paragraph(s) of this note), the Servicer, on behalf of the Issuer, instructed us to note agreement if the month and year of the termination date, as shown on the Preliminary Data File, agrees with the month and year of the termination date, as shown in the Contract Agreement or System Screen Shots (as applicable and in accordance with any other applicable notes).

Exhibit 1 to Attachment A

Notes: (continued)

viii. (continued)

For the purpose of comparing the termination date Compared Characteristic for each Non-Revolving Account Contract:

a.	That does not have the termination date specifically stated in the Contract Agreement or System Screen Shots (as applicable and in accordance with any other applicable notes) or

b.

For which the termination date, as shown on the Contract Agreement or System Screen Shots (as applicable and in accordance with any other applicable notes), does not agree with the termination date, as shown on the Preliminary Data File, the Servicer, on behalf of the Issuer, instructed us to recalculate the termination date by adding:

i.

The number of months represented by the contract term, as shown in the Contract Agreement or System Screen Shots (as applicable and in accordance with any other applicable notes), and any renewal term (if applicable), as shown in the Contract Agreement or System Screen Shots (as applicable and in accordance with any other applicable notes), to

ii.	The commencement date, as shown in the Contract Agreement or System Screen Shots (as applicable and in accordance with any other applicable notes).

ix.

For the purpose of comparing the billing cycle Compared Characteristic for each Preliminary Contract for which the billing cycle, as shown in the Contract Agreement or System Screen Shots (as applicable and in accordance with any other applicable notes), does not agree with the billing cycle, as shown on the Preliminary Data File, the Servicer, on behalf of the Issuer, instructed us to note agreement with a billing cycle of “Monthly,” as shown on the Preliminary Data File, if there is more than one billing cycle, as shown in the Contract Agreement or System Screen Shots (as applicable and in accordance with any other applicable notes).

x.

For each Preliminary Contract with a country other than “USA” or “Canada,” as shown in the Contract Agreement or System Screen Shots (as applicable and in accordance with any other applicable notes), the Servicer, on behalf of the Issuer, instructed us not to compare the state Compared Characteristic.

xi.	For each Revolving Account Contract, the Servicer, on behalf of the Issuer, instructed us not to compare the balloon amount Compared Characteristic.

For each Non-Revolving Account Contract with a residual value greater than 0.00 or other than <blank>, as shown on the Preliminary Data File (each, a “Residual Contract”), the Servicer, on behalf of the Issuer, instructed us not to compare the balloon amount Compared Characteristic.

Exhibit 1 to Attachment A

Notes: (continued)

xi. (continued)

For the purpose of comparing the balloon amount Compared Characteristic for each Non-Revolving Account Contract with a balloon amount value other than <blank> or 0.00, as shown on the Preliminary Data File (each, a “Balloon Contract”), the Servicer, on behalf of the Issuer, instructed us to use the Contract Agreement or System Screen Shots as the Source Document (as applicable and subject to the additional instruction(s) described in the succeeding paragraph(s) of this note and in accordance with any other applicable notes).

For each Balloon Contract (except for the Preliminary Contracts with a customer name of “Grandview Aviation LLC,” as shown on the Preliminary Data File (each, a “Grandview Aviation Contract”)) that has a balloon amount due in the same month and year as the month and year of the final interest payment and final principal payment, all as shown in the Contract Agreement, the Servicer, on behalf of the Issuer, instructed us to recalculate the balloon amount as the sum of the:

a.	Principal payment amount,

b.	Interest payment amount and

c.	Balloon amount,

all as shown in the Contract Agreement (subject to the additional instruction(s) described in the succeeding paragraph(s) of this note and in accordance with any other applicable notes).

For each Balloon Contract (except for the Grandview Aviation Contracts) that does not have a balloon amount specifically stated in the Contract Agreement or System Screen Shots (as applicable and in accordance with any other applicable notes), the Servicer, on behalf of the Issuer, instructed us to recalculate the balloon amount by multiplying the:

a.	Equipment cost by

b.	Purchase percentage,

both as shown in the Contract Agreement (subject to the additional instruction(s) described in the succeeding paragraph(s) of this note and in accordance with any other applicable notes).

Exhibit 1 to Attachment A

Notes: (continued)

xi. (continued)

For the purpose of comparing the balloon amount Compared Characteristic for the Grandview Aviation Contracts, the Servicer, on behalf of the Issuer, instructed us to recalculate the balloon amount as the product of the:

a.	Aircraft cost and

b.	End of term purchase percentage,

both as shown in the Contract Agreement (subject to the additional instruction(s) described in the succeeding paragraph(s) of this note and in accordance with any other applicable notes).

For the purpose of this procedure, the Servicer, on behalf of the Issuer, instructed us to:

a.

Deduct any overage charges from the corresponding balloon amount, both as shown in the Contract Agreement or System Screen Shots (as applicable and subject to the additional instruction(s) described in the succeeding paragraph(s) of this note and in accordance with any other applicable notes), and

b.	Ignore differences of +/- 5% or less (calculated as a percentage of the balloon amount, as shown on the Preliminary Data File).

For each Preliminary Contract that is not a Balloon Contract, the Servicer, on behalf of the Issuer, instructed us not to compare the balloon amount Compared Characteristic.

xii.

For the purpose of comparing the interest rate Compared Characteristic for each Preliminary Contract for which the interest rate, as shown in the Contract Agreement or System Screen Shots (as applicable and subject to the additional instruction(s) described in the succeeding paragraph(s) of this note and in accordance with any other applicable notes), does not agree with the interest rate, as shown on the Preliminary Data File, the Servicer, on behalf of the Issuer, instructed us to recalculate the interest rate as the sum of the:

a.	Interest rate and

b.	Blended yield,

both as shown in the System Screen Shots.

For the purpose of comparing the interest rate Compared Characteristic for each Preliminary Contract, the Servicer, on behalf of the Issuer, instructed us to ignore differences of +/- 0.01 or less.

Exhibit 1 to Attachment A

Notes: (continued)

xiii.

The Servicer, on behalf of the Issuer, indicated that certain of the System Screen Shots contained account activity which occurred after the applicable Initial Cut-Off Date. For the purpose of comparing the last payment date Compared Characteristic for each Preliminary Contract, as applicable, the Servicer, on behalf of the Issuer, instructed us to only consider account activity shown in the System Screen Shots which occurred on or prior to the applicable Initial Cut-Off Date.

xiv.	For each Preliminary Contract with a corresponding:

a.	Last payment date of “First Pymt Default,” as shown in the System Screen Shots, or

b.	Commencement date, as shown on the Preliminary Data File, that is later than the applicable Initial Cut-Off Date,

the Servicer, on behalf of the Issuer, instructed us not to compare the indicated Compared Characteristics.

xv.	For each Revolving Account Contract and Balloon Contract, the Servicer, on behalf of the Issuer, instructed us not to compare the residual Compared Characteristic.

For the purpose of comparing the residual Compared Characteristic for each Non-Revolving Account Contract, the Servicer, on behalf of the Issuer, instructed us to note agreement with a residual value equal to 0.00, as shown on the Preliminary Data File, if the corresponding residual is <blank>, as shown in the System Screen Shots, subject to the additional instruction(s) described in the succeeding paragraph(s) of this note.

For the purpose of comparing the residual Compared Characteristic for each Non-Revolving Account Contract (except for the Preliminary Contracts with Lease Numbers beginning with the digits “502” or “506,” as shown on the Preliminary Data File (each, a “Rail Account Contract”)), the Servicer, on behalf of the Issuer, instructed us to ignore differences of +/- $1.00 or less.

For the purpose of comparing the residual Compared Characteristic for each Rail Account Contract, the Servicer, on behalf of the Issuer, instructed us to:

a.	Use the depreciation adjusted basis, as shown in the Proforma Report, and

b.	Ignore percentage differences of +/-0.5% or less (calculated as a percentage of the residual, as shown on the Preliminary Data File).

Exhibit 1 to Attachment A

Notes: (continued)

xvi.	For each Revolving Account Contract, the Servicer, on behalf of the Issuer, instructed us not to compare the payments remaining Compared Characteristic.

For the purpose of comparing the payments remaining Compared Characteristic for each Non-Revolving Account Contract for which the payments remaining, as shown in the System Screen Shots (and in accordance with any other applicable notes), does not agree with the payments remaining, as shown on the Preliminary Data File, the Servicer, on behalf of the Issuer, instructed us to recalculate the payments remaining as the difference between the:

a.	Contract term, as shown in the Contract Agreement or System Screen Shots (as applicable and in accordance with any other applicable notes), and

b.	Payments made, as shown in the System Screen Shots, as applicable.

xvii.

For the purpose of comparing the SIC code Compared Characteristic for each Preliminary Contract, the Servicer, on behalf of the Issuer, instructed us to ignore any leading zeroes in the SIC code, as shown in the System Screen Shots (as applicable and in accordance with any other applicable notes).

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Servicer, on behalf of the Issuer, that are described in the notes above.